Revenue - Summary Of Disaggregation Of Revenue From Contracts With Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,571	$ 2,414
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,157	1,076
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	334	243
Oman
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	259	221
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	202	175
Nigeria
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	104	148
Australia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	82	70
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	65	71
Bahrain
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	60	46
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	59	61
Iraq
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	56	22
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	193	281
Energy Infrastructure [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	621	668
After Market Services [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	494	508
Engineered Systems [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,456	$ 1,238